Shareholder Report	12 Months Ended
May 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	BNY Mellon California AMT-Free Municipal Bond Fund, Inc.
Entity Central Index Key	0000720064
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
C000001376 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon California AMT-Free Municipal Bond Fund, Inc.
Class Name	Class C
Trading Symbol	DCACX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon California AMT-Free Municipal Bond Fund, Inc. (the “Fund”) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$170	1.66%

Expenses Paid, Amount	$ 170
Expense Ratio, Percent	1.66%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the 12-month period ended May 31, 2026, the Fund’s Class C shares returned 5.21%.
  In comparison, the Bloomberg U.S. Municipal Bond Index (the “Index”) returned 6.67% for the same period.
What affected the Fund’s performance?
  Municipal bonds provided solid returns with consistent demand from investors and resilient credit fundamentals offsetting rate volatility, while elevated yields and supportive technicals helped sustain steady, low-volatility performance.
  The Fund’s relative returns benefited from security selection and an emphasis on revenue bonds, including airport, tobacco and health care bonds.
  A slightly longer duration position was also advantageous, as rates declined and exposure to 10-to-15-year maturities, in particular, provided strong returns.
  Exposure to essential service revenue bonds, such as power & utility and education bonds, detracted from relative returns as these higher-quality sectors underperformed higher-yielding alternatives.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from June 1 , 2016 through May 31, 2026
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class C shares to a hypothetical investment of $10,000 made in the Bloomberg U.S. Municipal Bond Index on 5/31/2016. The performance shown takes into account the maximum deferred sales charge on Class C shares and applicable fees and expenses of the Fund, including management fees, 12b-1 fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (AS OF 5/31/26 )
Class C Shares	1YR		5YR	10YR
with Maximum Deferred Sales Charge - 1.00%	4.21%	*	-0.59%	0.59%
without Deferred Sales Charge	5.21%		-0.59%	0.59%
Bloomberg U.S. Municipal Bond Index	6.67%		0.92%	2.21%
*	The maximum contingent deferred sales charge for Class C shares is 1.00% for shares redeemed within one year of the date purchased.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For more current information visit bny.com/investments/literaturecenter .
Net Assets	$ 511,000,000
Holdings Count | Holding	191
Advisory Fees Paid, Amount	$ 2,333,664
Investment Company Portfolio Turnover	20.48%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 5/31/26 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$511	191	$2,333,664	20.48%

Holdings [Text Block]	Portfolio Holdings (as of 5/31/26 ) Sector Allocation (Based on Net Assets)
C000001378 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon California AMT-Free Municipal Bond Fund, Inc.
Class Name	Class A
Trading Symbol	DCAAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon California AMT-Free Municipal Bond Fund, Inc. (the “Fund”) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$88	0.85%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the 12-month period ended May 31, 2026, the Fund’s Class A shares returned 6.18%.
  In comparison, the Bloomberg U.S. Municipal Bond Index (the “Index”) returned 6.67% for the same period.
What affected the Fund’s performance?
  Municipal bonds provided solid returns with consistent demand from investors and resilient credit fundamentals offsetting rate volatility, while elevated yields and supportive technicals helped sustain steady, low-volatility performance.
  The Fund’s relative returns benefited from security selection and an emphasis on revenue bonds, including airport, tobacco and health care bonds.
  A slightly longer duration position was also advantageous, as rates declined and exposure to 10-to-15-year maturities, in particular, provided strong returns.
  Exposure to essential service revenue bonds, such as power & utility and education bonds, detracted from relative returns as these higher-quality sectors underperformed higher-yielding alternatives.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from June 1 , 2016 through May 31, 2026
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class A shares to a hypothetical investment of $10,000 made in the Bloomberg U.S. Municipal Bond Index on 5/31/2016. The performance shown takes into account the maximum initial sales charge on Class A shares and applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (AS OF 5/31/26 )
Class A Shares	1YR	5YR	10YR
with Maximum Sales Charge - 4.50%	1.38%	-0.72%	0.92%
without Sales Charge	6.18%	0.21%	1.39%
Bloomberg U.S. Municipal Bond Index	6.67%	0.92%	2.21%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For more current information visit bny.com/investments/literaturecenter .
Net Assets	$ 511,000,000
Holdings Count | Holding	191
Advisory Fees Paid, Amount	$ 2,333,664
Investment Company Portfolio Turnover	20.48%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 5/31/26 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$511	191	$2,333,664	20.48%

Holdings [Text Block]	Portfolio Holdings (as of 5/31/26 ) Sector Allocation (Based on Net Assets)
C000000023 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon California AMT-Free Municipal Bond Fund, Inc.
Class Name	Class Z
Trading Symbol	DRCAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon California AMT-Free Municipal Bond Fund, Inc. (the “Fund”) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$68	0.66%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the 12-month period ended May 31, 2026, the Fund’s Class Z shares returned 6.39%.
  In comparison, the Bloomberg U.S. Municipal Bond Index (the “Index”) returned 6.67% for the same period.
What affected the Fund’s performance?
  Municipal bonds provided solid returns with consistent demand from investors and resilient credit fundamentals offsetting rate volatility, while elevated yields and supportive technicals helped sustain steady, low-volatility performance.
  The Fund’s relative returns benefited from security selection and an emphasis on revenue bonds, including airport, tobacco and health care bonds.
  A slightly longer duration position was also advantageous, as rates declined and exposure to 10-to-15-year maturities, in particular, provided strong returns.
  Exposure to essential service revenue bonds, such as power & utility and education bonds, detracted from relative returns as these higher-quality sectors underperformed higher-yielding alternatives.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from June 1 , 2016 through May 31, 2026
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class Z shares to a hypothetical investment of $10,000 made in the Bloomberg U.S. Municipal Bond Index on 5/31/2016. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (AS OF 5/31/26 )
Share Class	1YR	5YR	10YR
Class Z	6.39%	0.41%	1.60%
Bloomberg U.S. Municipal Bond Index	6.67%	0.92%	2.21%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For more current information visit bny.com/investments/literaturecenter .
Net Assets	$ 511,000,000
Holdings Count | Holding	191
Advisory Fees Paid, Amount	$ 2,333,664
Investment Company Portfolio Turnover	20.48%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 5/31/26 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$511	191	$2,333,664	20.48%

Holdings [Text Block]	Portfolio Holdings (as of 5/31/26 ) Sector Allocation (Based on Net Assets)
C000130450 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon California AMT-Free Municipal Bond Fund, Inc.
Class Name	Class Y
Trading Symbol	DCAYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon California AMT-Free Municipal Bond Fund, Inc. (the “Fund”) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$58	0.56%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the 12-month period ended May 31, 2026, the Fund’s Class Y shares returned 6.49%.
  In comparison, the Bloomberg U.S. Municipal Bond Index (the “Index”) returned 6.67% for the same period.
What affected the Fund’s performance?
  Municipal bonds provided solid returns with consistent demand from investors and resilient credit fundamentals offsetting rate volatility, while elevated yields and supportive technicals helped sustain steady, low-volatility performance.
  The Fund’s relative returns benefited from security selection and an emphasis on revenue bonds, including airport, tobacco and health care bonds.
  A slightly longer duration position was also advantageous, as rates declined and exposure to 10-to-15-year maturities, in particular, provided strong returns.
  Exposure to essential service revenue bonds, such as power & utility and education bonds, detracted from relative returns as these higher-quality sectors underperformed higher-yielding alternatives.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from June 1 , 2016 through May 31, 2026
Initial Investment of $1,000,000
The above graph compares a hypothetical $1,000,000 investment in the Fund’s Class Y shares to a hypothetical investment of $1,000,000 made in the Bloomberg U.S. Municipal Bond Index on 5/31/2016. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (AS OF 5/31/26 )
Share Class	1YR	5YR	10YR
Class Y	6.49%	0.39%	1.62%
Bloomberg U.S. Municipal Bond Index	6.67%	0.92%	2.21%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For more current information visit bny.com/investments/literaturecenter.
Net Assets	$ 511,000,000
Holdings Count | Holding	191
Advisory Fees Paid, Amount	$ 2,333,664
Investment Company Portfolio Turnover	20.48%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 5/31/26 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$511	191	$2,333,664	20.48%

Holdings [Text Block]	Portfolio Holdings (as of 5/31/26 ) Sector Allocation (Based on Net Assets)
C000073387 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon California AMT-Free Municipal Bond Fund, Inc.
Class Name	Class I
Trading Symbol	DCMIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon California AMT-Free Municipal Bond Fund, Inc. (the “Fund”) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$62	0.60%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the 12-month period ended May 31, 2026, the Fund’s Class I shares returned 6.43%.
  In comparison, the Bloomberg U.S. Municipal Bond Index (the “Index”) returned 6.67% for the same period.
What affected the Fund’s performance?
  Municipal bonds provided solid returns with consistent demand from investors and resilient credit fundamentals offsetting rate volatility, while elevated yields and supportive technicals helped sustain steady, low-volatility performance.
  The Fund’s relative returns benefited from security selection and an emphasis on revenue bonds, including airport, tobacco and health care bonds.
  A slightly longer duration position was also advantageous, as rates declined and exposure to 10-to-15-year maturities, in particular, provided strong returns.
  Exposure to essential service revenue bonds, such as power & utility and education bonds, detracted from relative returns as these higher-quality sectors underperformed higher-yielding alternatives.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from June 1 , 2016 through May 31, 2026
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class I shares to a hypothetical investment of $10,000 made in the Bloomberg U.S. Municipal Bond Index on 5/31/2016. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (AS OF 5/31/26 )
Share Class	1YR	5YR	10YR
Class I	6.43%	0.44%	1.63%
Bloomberg U.S. Municipal Bond Index	6.67%	0.92%	2.21%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For more current information visit bny.com/investments/literaturecenter .
Net Assets	$ 511,000,000
Holdings Count | Holding	191
Advisory Fees Paid, Amount	$ 2,333,664
Investment Company Portfolio Turnover	20.48%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 5/31/26 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$511	191	$2,333,664	20.48%

Holdings [Text Block]	Portfolio Holdings (as of 5/31/26 ) Sector Allocation (Based on Net Assets)